Post Employment Benefits - Summary of Change in Defined Benefit Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 204	€ 121
Current service cost	201	192
Interest expense/(income)	6	4
Increase (decrease) in net defined benefit liability (asset)	411	319
Remeasurements
return on plan assets, excluding amounts included in interest expense/(income)	(5)	1
(Gain)/loss from change in actuarial assumptions		77
Actuarial (Gain)/loss due to experience	5	29
Remeasurement of post-employment benefit obligations		107
Employer contributions:	(206)	(221)
Benefits Paid	(1)
Ending balance	204	204
Present value of obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,509	1,212
Current service cost	201	192
Interest expense/(income)	32	33
Increase (decrease) in net defined benefit liability (asset)	1,742	1,437
Remeasurements
(Gain)/loss from change in actuarial assumptions		77
Actuarial (Gain)/loss due to experience	5	29
Remeasurement of post-employment benefit obligations	5	106
Benefits Paid	(30)	(33)
Ending balance	1,704	1,509
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,305	1,089
Interest expense/(income)	26	29
Increase (decrease) in net defined benefit liability (asset)	1,331	1,118
Remeasurements
return on plan assets, excluding amounts included in interest expense/(income)	5	1
Remeasurement of post-employment benefit obligations	5	1
Employer contributions:	206	221
Benefits Paid	(30)	(33)
Ending balance	€ 1,499	€ 1,305